SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term debt	$ 2,866,050	$ 2,421,050	$ 1,765,050
Total of short term convertible debentures & notes and other debt	13,870,344	13,088,074	10,675,313
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	400,000	400,000	400,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,105,800	1,073,925	1,031,425
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	843,593	817,397	782,469
JH Darbie PPM Two Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	2,414,595	2,308,638
J H Darbie P P M Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable			311,693
J H Darbie P P M 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable			1,898,468
J H Darbie P P M 2 Debt [Member] | 16% Convertible Notes Non Related Parties [Member]
Short-Term Debt [Line Items]
Convertible note payable			1,773,468
J H Darbie P P M 2 Debt [Member] | 16% Convertible Notes CEO Related Party [Member]
Short-Term Debt [Line Items]
Convertible note payable			125,000
10% Convertible Notes Payable Due April Twenty Three 2022 Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	35,556	35,556	35,556
10% Convertible Notes Payable Due April Twenty Three 2022 Related Party [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	164,444	164,444	164,444
10% Convertible Notes Payable Due August Six 2022 Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	200,000	200,000	200,000
5% Convertible Note Payable Stephen Boesch [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	137,708	133,958	128,958
5% Convertible Note Payable Related Party [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	323,108	313,733	301,233
5% Convertible Note Payable Dr Sanjay Jha [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	322,628	313,253	300,753
5% Convertible Note Payable CEO And CFO Related Parties [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	105,734	102,659	98,559
5% Convertible Note Payable Bridge Investors [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	216,622	210,322	201,922
5% Convertible Note Autotelic Inc Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	301,927	292,552	280,052
5% Convertible Note Bridge Investors [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	451,082	437,075	418,399
5% Convertible Note Chief Financial Officer Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	90,584	87,770	84,018
16% Convertible Note Accredited Investors [Member] | March 2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	143,579	233,687
2% Convertible Notes Forever Prosperity [Member] | Debt Clinical Trials GMP [Member]
Short-Term Debt [Line Items]
Convertible note payable	4,907,562	4,840,247	4,750,000
16% Convertible Notes Accredited Investors [Member] | May and June Two 2022 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	788,863	993,130	1,401,284
16% Convertible Notes Accredited Investors [Member] | July 2022 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	400,302
16% Convertible Notes Accredited Investors [Member] | November December Two Thousand Twenty One And March Two Thousand Twenty Two Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable		233,687	233,392
16% Convertible Notes Non Related Parties [Member] | JH Darbie PPM Two Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	2,289,595	2,183,638
16% Convertible Notes Non Related Parties [Member] | J H Darbie P P M Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable			311,693
16% Convertible Notes CEO Related Party [Member] | JH Darbie PPM Two Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	125,000	125,000
Short Term Debt Bridge Investors [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	210,000	210,000	210,000
Short Term Debt From CFO [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	86,050	76,050	35,050
Short Term Debt Autotelic Inc Related Party [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	2,520,000	2,085,000	1,470,000
Short Term Debt From CEO [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	$ 50,000	$ 50,000	$ 50,000